Finance Costs - Summarizes the Company's Finance Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Finance Costs [abstract]
Finance costs	$ 10	$ 0	$ 17	$ 335